Segmented information - Segmented assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SEGMENTED ASSETS AND LIABILITIES
Capital expenditure	$ 265.9	$ 292.9
Total assets	2,286.0	2,243.5
Total liabilities	1,496.8	1,284.0
Total capital expenditures	265.9	292.9
Corporate
SEGMENTED ASSETS AND LIABILITIES
Assets	169.5	196.2
Liabilities	431.7	425.5
Capital expenditure	0.2	0.1
Rainy River
SEGMENTED ASSETS AND LIABILITIES
Assets	1,015.4	1,067.4
Liabilities	357.1	340.1
Capital expenditure	120.6	144.8
New Afton
SEGMENTED ASSETS AND LIABILITIES
Assets	1,101.1	979.9
Liabilities	708.0	518.4
Capital expenditure	$ 145.1	$ 148.0